Securities Act Registration No. 333- 171479

Investment Company Act Registration No. 811- 22512

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 7 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 9 ☒

(Check appropriate box or boxes.)

Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 44114-1291

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

 On (date) pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 On (date) pursuant to paragraph (a)(1)

 75 days after filing pursuant to paragraph (a)(2)

 On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Columbus, State of Ohio, on the 4th day of May, 2015.

Variable Insurance Trust

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Jerry Szilagyi*	Trustee, President (Principal Executive Officer)	May 4, 2015
Tobias Caldwell*	Trustee	May 4, 2015
Tiberiu Weisz*	Trustee	May 4, 2015
Dr. Bert Pariser*	Trustee	May 4, 2015

Erik Naviloff *	Treasurer (Principal Financial Officer)	May 4, 2015

*By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Exhibit Index

Index No. Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase